Other Investments - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 11, 2026	Mar. 31, 2025
Disclosure Of Other Investments [Abstract]
Other investments	$ 12,756	$ 10,300	$ 972
Number of series C preferred stock		1,484,586